Document And Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document And Entity Information [Abstract]
Entity Registrant Name	NATIONAL GRID PLC
Entity Central Index Key	0001004315
Current Fiscal Year End Date	--03-31
Document Type	20-F
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Common Stock, Shares Outstanding	3,687,483,073
Entity Filer Category	Large Accelerated Filer
Entity Accounting Standard	IFRS
Amendment Flag	false